Supplementary information to the consolidated cash flow statement	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Supplementary information to the consolidated cash flow statement
52	Supplementary information to the consolidated cash flow statement
Non-cash
transactions

	2022	2021
	RMB million	RMB million
Lease of aircraft	10,476	4,623
Convertible bonds converted to A shares	—	10,456